Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 28,198	€ 18,690
Financial liabilities, Carrying amount	12,077	8,370
Financial assets, Fair value	28,198	18,690
Financial liabilities, Fair value	12,077	8,370
Financial assets at fair value through profit or loss, category [member] | ShortTerm Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	24,448	16,023
Financial assets, Fair value	24,448	16,023
Financial assets at fair value through profit or loss, category [member] | Positive Market Value Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	914	0
Financial assets, Fair value	914	0
Other Financial Assets At Amortized Cost [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	1,250	957
Financial assets, Fair value	1,250	957
Other Financial Assets At Amortized Cost [Member] | Other Current Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	1,586	1,710
Financial assets, Fair value	1,586	1,710
Other Financial Assets At Amortized Cost [Member] | Accounts Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	10,052	7,082
Financial liabilities, Fair value	10,052	7,082
Other Financial Assets At Amortized Cost [Member] | Other Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,025	1,288
Financial liabilities, Fair value	€ 2,025	€ 1,288